Segment Information - Summary of Revenue by Geographic Area (Detail) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Segment Reporting Information [Line Items]
Total revenue	$ 38,800	$ 32,661	$ 151,533	$ 116,099	$ 107,314
North America [Member]
Segment Reporting Information [Line Items]
Total revenue	17,633	13,073	67,823	48,614	48,612
EMEA [Member]
Segment Reporting Information [Line Items]
Total revenue	11,191	10,215	42,441	33,661	26,097
APAC [Member]
Segment Reporting Information [Line Items]
Total revenue	$ 9,976	$ 9,373	$ 41,269	$ 33,824	$ 32,605